Schedule of Investments (unaudited)	iShares® 1-3 Year Treasury Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.8%
U.S. Treasury Note/Bond
0.13%, 04/30/23	$235	$230,814
0.13%, 05/31/23	156	152,886
0.13%, 07/15/23	649,957	635,180,631
0.13%, 07/31/23	289,020	282,110,616
0.13%, 08/15/23	44,508	43,403,993
0.13%, 08/31/23	2,399,111	2,336,790,349
0.13%, 10/15/23	837,089	812,630,306
0.13%, 12/15/23	234,123	226,294,512
0.13%, 01/15/24	332,063	320,181,371
0.25%, 04/15/23(a)	29	28,545
0.25%, 06/15/23	1,728	1,693,845
0.25%, 11/15/23	553,620	537,314,164
0.25%, 03/15/24	302,248	290,665,763
0.25%, 05/15/24	59,821	57,250,566
0.25%, 06/15/24	1,233,677	1,177,631,436
0.25%, 08/31/25	459,799	423,859,243
0.38%, 10/31/23	2,354,536	2,291,625,741
0.38%, 04/15/24	231,084	222,147,547
0.38%, 07/15/24	259,633	247,969,798
0.38%, 08/15/24	238,076	226,841,789
0.63%, 10/15/24	1,803,038	1,720,281,846
0.75%, 12/31/23	399,208	389,165,424
0.75%, 11/15/24	586,688	560,218,286
0.88%, 01/31/24	986,263	961,452,321
1.00%, 12/15/24	802,792	770,084,496
1.13%, 01/15/25	299,172	287,438,848
1.38%, 06/30/23	336,381	333,437,666
1.50%, 11/30/24	1,723,955	1,675,401,720
1.50%, 02/15/25	815,031	789,338,419
1.63%, 04/30/23	803	799,612
1.63%, 05/31/23	244	242,675
1.75%, 05/15/23	382,904	381,483,066
1.75%, 03/15/25	8,204	7,991,850
2.00%, 04/30/24	34,637	34,312,278
2.00%, 05/31/24	12,546	12,418,090
2.00%, 02/15/25	641,464	629,887,576
2.13%, 11/30/23	394,178	392,961,590
2.13%, 02/29/24	514,137	511,244,979
2.13%, 03/31/24	1,616	1,605,151
2.13%, 09/30/24	71,393	70,600,984
2.13%, 05/15/25	465,759	457,917,509
2.25%, 12/31/23	207,142	206,737,427
2.25%, 03/31/24	196,560	195,723,085
2.25%, 04/30/24	167,207	166,403,622
2.25%, 10/31/24	174,131	172,505,324

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.25%, 11/15/24	$699,447	$692,452,530
2.38%, 02/29/24	235,474	235,225,648
2.38%, 08/15/24	24,673	24,548,671
2.50%, 04/30/24(a)	789,284	789,037,349
2.50%, 01/31/25	27,771	27,625,636
2.63%, 06/30/23	183,619	184,422,333
2.63%, 12/31/23	131,877	132,417,901
2.63%, 03/31/25	20,324	20,280,335
2.63%, 04/15/25	427,348	426,179,468
2.75%, 04/30/23	1,443	1,450,670
2.75%, 05/31/23	2,899	2,916,666
2.75%, 08/31/23	53,381	53,722,972
2.75%, 11/15/23	131,661	132,453,023
2.75%, 02/15/24	5,140	5,166,905
2.75%, 02/28/25	27,771	27,802,459
2.75%, 05/15/25	460,571	460,966,806
2.75%, 06/30/25(a)	63,452	63,481,743
2.88%, 09/30/23	244,640	246,570,361
2.88%, 10/31/23	592,723	597,492,571
2.88%, 11/30/23	85,436	86,110,143
2.88%, 05/31/25	111,841	112,304,091
2.88%, 07/31/25	27,601	27,710,973
3.00%, 10/31/25	50,881	51,250,682
		25,265,247,695

Total U.S. Government Obligations — 99.8%
(Cost: $25,840,683,896)		25,265,247,695

Short-Term Securities

Money Market Funds — 3.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(b)(c)(d)	837,399	837,399,301

Total Short-Term Securities — 3.3%
(Cost: $837,399,301)		837,399,301

Total Investments in Securities — 103.1%
(Cost: $26,678,083,197)		26,102,646,996

Liabilities in Excess of Other Assets — (3.1)%		(781,537,309)

Net Assets — 100.0%		$25,321,109,687

(a)	All or a portion of this security is on loan.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period end.

(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$1,442,791,352	$—	$(605,392,051	)(a)	$—	$—	$837,399,301	837,399	$342,383	(b)	$—

Schedule of Investments (unaudited) (continued)	iShares® 1-3 Year Treasury Bond ETF
May 31, 2022

Affiliates (continued)

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$25,265,247,695	$—	$25,265,247,695
Money Market Funds	837,399,301	—	—	837,399,301
	$837,399,301	$25,265,247,695	$—	$26,102,646,996

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